Consolidated Statements of Equity (USD $) In Thousands	Colonial Properties Trust	Colonial Properties Trust Redeemable Common Units	Colonial Properties Trust Preferred Shares	Colonial Properties Trust Common Shares	Colonial Properties Trust Additional Paid-in Capital	Colonial Properties Trust Cumulative Earnings	Colonial Properties Trust Cumulative Distributions	Colonial Properties Trust Noncontrolling Interest	Colonial Properties Trust Preferred Units	Colonial Properties Trust Treasury Shares	Colonial Properties Trust Accumulated Other Comprehensive Loss	Colonial Realty Limited Partnership	Colonial Realty Limited Partnership Redeemable Common Units	Colonial Realty Limited Partnership Preferred Shares	Colonial Realty Limited Partnership Common Shares	Colonial Realty Limited Partnership Noncontrolling Interest	Colonial Realty Limited Partnership Preferred Units	Colonial Realty Limited Partnership Accumulated Other Comprehensive Loss
Redeemable Common Units at Dec. 31, 2009		$ 133,537											$ 133,537
Balance at Dec. 31, 2009	1,252,124		4	720	1,760,362	1,296,188	(1,753,015)	985	100,000	(150,163)	(2,957)	1,258,374		96,550	1,066,390	985	97,406	(2,957)
Net income (loss)	(33,475)					(33,376)		(99)				(33,475)		5,649	(46,186)	(99)	7,161
Net income (loss) attributable to noncontrolling interest	1,994	(5,068)											(5,068)
Adjustment for amounts included in net income (loss)	726										726	726						726
Distributions on common shares and units	(42,875)	(4,541)					(42,875)					(42,875)	(4,541)		(42,875)
Distributions to preferred unitholders												(12,810)		(5,649)			(7,161)
Distributions on preferred shares	(5,649)						(5,649)					(5,649)
Distributions to limited partner preferred unitholders	(7,161)						(7,161)					(7,161)
Issuance of restricted common shares of beneficial interest	459			4	455
Amortization of stock based compensation	4,585				4,585
Payments for repurchase of redeemable preferred stock	(100,119)		(4)		(96,565)	(3,550)						(147,119)
Payments for repurchase of redeemable preferred units	(47,000)				1,318	1,682			(50,000)			(147,118)		(96,568)	(1,868)		(48,682)
Cancellation of vested restricted shares to pay taxes	(277)			0	(277)
Issuance of common shares from options exercised	2,661			2	2,659
Issuance of common shares of beneficial interest through the Company's dividend reinvestment plan and Employee Stock Purchase Plan	1,619			1	1,618							164,245
Issuance of common shares of beneficial interest through conversion of units from Colonial Realty Limited Partnership	14,077	(14,077)		9	14,068							14,068	(14,077)		14,068
Equity Offering Programs, net of cost	155,867			104	155,763
Change in interest of limited partners	(117)							(117)				(117)				(117)
Contributions from partners and the Company related to employee stock purchase, dividend reinvestment plans and equity offerings															164,245
Change in redemption value of common units	(35,688)	35,688			(35,688)							(35,688)	35,688		(35,688)
Partners' Capital, Other												18		18
Balance at Dec. 31, 2010	1,159,757		0	840	1,808,298	1,260,944	(1,808,700)	769	50,000	(150,163)	(2,231)	1,165,348		0	1,118,086	769	48,724	(2,231)
Redeemable Common Units at Dec. 31, 2010		145,539											145,539
Distributions on preferred shares												(906)
Balance at Mar. 31, 2011
Redeemable Common Units at Dec. 31, 2010		145,539											145,539
Balance at Dec. 31, 2010	1,159,757			840	1,808,298	1,260,944	(1,808,700)	769	50,000	(150,163)	(2,231)	1,165,348			1,118,086	769	48,724	(2,231)
Net income (loss)	5,886					5,833		53				5,886			2,247	53	3,586
Net income (loss) attributable to noncontrolling interest	3,932	293											293
Adjustment for amounts included in net income (loss)	3,164										3,164	3,164						3,164
Change in Unrealized Gain (Loss) on Hedged Item in Fair Value Hedge	(17,839)	(1,463)									(17,839)	(17,839)	(1,463)					(17,839)
Distributions on common shares and units	(50,552)	(4,345)					(50,552)					(50,552)	(4,345)		(50,552)
Distributions to preferred unitholders												(3,586)					(3,586)
Distributions on preferred shares	0											0
Distributions to limited partner preferred unitholders	(3,586)						(3,586)					(3,586)
Issuance of restricted common shares of beneficial interest	495			3	492
Amortization of stock based compensation	6,013				6,013
Payments for repurchase of redeemable preferred stock	0											(47,500)
Payments for repurchase of redeemable preferred units	(47,500)				1,319	1,181			(50,000)			(47,543)			1,181		(48,724)
Cancellation of vested restricted shares to pay taxes	(1,742)			(1)	(1,741)
Issuance of common shares from options exercised	749			1	748
Issuance of common shares of beneficial interest through the Company's dividend reinvestment plan and Employee Stock Purchase Plan	5,990			3	5,987
Issuance of common shares of beneficial interest through conversion of units from Colonial Realty Limited Partnership	2,496	(2,496)		1	2,495							2,496	(2,496)		2,496
Equity Offering Programs, net of cost	163,408			84	163,324
Change in interest of limited partners	(94)							(94)				(94)				(94)
Contributions from partners and the Company related to employee stock purchase, dividend reinvestment plans and equity offerings												173,543			173,543
Change in redemption value of common units	(22,054)	22,054			(22,054)							(22,054)	22,054		(22,054)
Balance at Dec. 31, 2011	1,204,591		0	931	1,964,881	1,267,958	(1,862,838)	728	0	(150,163)	(16,906)	1,208,769			1,224,947	728	0	(16,906)
Redeemable Common Units at Dec. 31, 2011	159,582	159,582										159,582	159,582
Redeemable Common Units at Sep. 30, 2011
Distributions on preferred shares												(867)
Balance at Dec. 31, 2011	1,204,591		0	931	1,964,881	1,267,958	(1,862,838)	728		(150,163)	(16,906)	1,208,769		0	1,224,947	728	0	(16,906)
Redeemable Common Units at Dec. 31, 2011	159,582	159,582										159,582	159,582
Net income (loss)	8,203					8,160		43				4,058			4,015	43	0
Net income (loss) attributable to noncontrolling interest	705	662											662
Adjustment for amounts included in net income (loss)	6,680	542									6,680	6,680	542					6,680
Change in Unrealized Gain (Loss) on Hedged Item in Fair Value Hedge	(14,786)	(1,199)									(14,786)	(14,786)	(1,199)					(14,786)
Distributions on common shares and units	(63,329)	(5,154)					(63,329)					(63,329)	(5,154)		(63,329)
Distributions on preferred shares	0											0
Distributions to limited partner preferred unitholders	0											0
Issuance of restricted common shares of beneficial interest	316			4	312
Amortization of stock based compensation	8,833				8,833
Payments for repurchase of redeemable preferred stock	0											0
Payments for repurchase of redeemable preferred units	0
Cancellation of vested restricted shares to pay taxes	(1,562)			(1)	(1,561)
Issuance of common shares from options exercised	771			0	771
Issuance of common shares of beneficial interest through the Company's dividend reinvestment plan and Employee Stock Purchase Plan	7,985			4	7,981
Issuance of common shares of beneficial interest through conversion of units from Colonial Realty Limited Partnership	359	(359)		0	359							359	(359)		359
Change in interest of limited partners	(76)							(76)				(76)				(76)
Contributions from partners and the Company related to employee stock purchase, dividend reinvestment plans and equity offerings												16,311			16,311
Change in redemption value of common units	(7,982)	7,982			(7,982)							(7,982)	7,982		(7,982)
Balance at Dec. 31, 2012	1,150,003			938	1,973,594	1,276,118	(1,926,167)	695	0	(150,163)	(25,012)	1,150,004			1,174,321	695	0	(25,012)
Redeemable Common Units at Dec. 31, 2012	$ 162,056	$ 162,056										$ 162,056	$ 162,056